Right-of-Use asset - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Rent expense recognized under facility expenses pertaining to: Leases of low-value assets	₨ 232	₨ 245	₨ 261
Rent expense recognized under facility expenses pertaining to: Short-term leases	3,842	3,257	2,732
Rent expense recognized under facility expenses	₨ 4,074	₨ 3,502	₨ 2,993